INTEREST-BEARING LOANS AND BORROWINGS (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	₫ 21,461,370	$ 884,640,148				₫ 6,268,276
Short-term, TOTAL	47,121,780	1,942,365,210	₫ 42,924,034	[1]		14,579,553
Long-term interest-bearing loans and borrowings	22,879,716	943,104,534	30,170,149	[1]
Long-term, Total	22,879,716	943,104,534	30,170,149			41,624,960
Remaining balance of undrawn lines of credit for short-term financing			2,176,600		$ 91,200,000
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	21,461,370	884,640,148	24,337,193
Current portion of long-term loans	7,196,379	296,635,573	7,143,376		299,311,824	8,311,277	$ 348,247,591
Long-term interest-bearing loans and borrowings	22,263,712	917,712,778	22,590,438		$ 946,553,172	27,652,234	$ 1,158,645,521
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans	18,434,737	759,881,987	11,443,465
Long-term interest-bearing loans and borrowings	616,004	25,391,756	₫ 7,551,628			₫ 13,972,726
Loans from others
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	₫ 29,294	$ 1,207,502

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).